Provisions - Current Liabilities and Non-current Liabilities of Provisions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [abstract]
Current liabilities	¥ 305,994	¥ 348,095
Non-current liabilities	220,625	248,935
Total	¥ 526,619	¥ 597,030